Segment Reporting - Geographic Schedul of Revenue and Long-lived Assets (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	$ 132,498	$ 150,571	$ 166,328	$ 188,540	$ 197,832	$ 210,682	$ 214,095	$ 219,063	$ 637,937	$ 841,672	$ 918,298
Long-Lived Assets	64,561				65,543				64,561	65,543	68,906
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales									422,122	598,071	682,946
Long-Lived Assets	52,771				50,986				52,771	50,986	55,879
Foreign [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales									215,815	243,601	235,352
Long-Lived Assets	$ 11,790				$ 14,557				$ 11,790	$ 14,557	$ 13,027